AMG Pantheon Fund, LLC

Schedule of Investments

December 31, 2023 (unaudited)

AMG Pantheon Fund, LLC (a)

	Value	Percent of Net Assets**
Investment in Master Fund

Investment in AMG Pantheon Master Fund, LLC*	$2,645,527,887	100%

Other Assets, less Liabilities	(11,055,157)	(0.4%)

Net Assets	$2,634,472,730	100.0%

(a)	Invests substantially all of its assets in AMG Pantheon Master Fund, LLC (the “Master Fund”), an affiliate of the Fund.

*	Investment at cost is $ 2,238,913,450

Below is the Portfolio of the Master Fund:

	Initial Acquisition Date	Shares	Value	Percent of Net Assets**
Co-Investments

ACP Accelerant Co-Invest, LLC (Financials)(a),(b),*	01/31/2022	(c)	$27,630,917	1.0%

AIX Pride Syndication L.P. (Information Technology)(a),*	11/16/2018	(c)	7,407,559	0.3%

AP VIII Prime Security Services Holdings, L.P. (Industrials)*	04/26/2016	(c)	1,292,049	0.0%

APH CUBS Co-invest LP (Financials)(a),*	11/16/2018	(c)	5,636,749	0.2%

APIA BIM FPCI (Information Technology) (France)(a),*	02/25/2020	(c)	7,127,530	0.3%

APIA DINO FPCI (Information Technology) (Netherlands)(a),(b),*	03/11/2022	(c)	11,761,126	0.4%

APIA OPUS FPCI (Information Technology) (France)(a),*	12/22/2020	(c)	4,359,715	0.2%

APIA TRILOGY FPCI (Information Technology) (Belgium)(a),(b),*	09/16/2021	(c)	16,583,289	0.6%

Apollo DSB Co-Invest, L.P (Healthcare)(a),*	11/14/2018	(c)	10,602,433	0.4%

Aquarian Insurance Holdings (Financials)(a),(b),*	09/29/2022	(c)	37,126,700	1.3%

Armis Investors Holdings, L.P. (Information Technology)(a),*	02/03/2020	(c)	6,090,283	0.2%

AMG Pantheon Fund, LLC

Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Value	Percent of Net Assets**
Co-Investments (continued)

Base10 Advancement Initiative IH I, L.P. (Healthcare)(a),(b),(d),*	05/13/2022	(c)	$5,134,420	0.2%

BC Partners Aqua Co-Investment LP (Industrials) (Germany)(a),(b),*	01/11/2022	(c)	8,924,373	0.3%

BC Partners Clay Co-Investment LP (Materials) (Germany)(a),(b),*	03/30/2022	(c)	28,982,875	1.0%

CB Ignite Holdings, LLC (Consumer Discretionary)(a),(d),*	08/12/2016	(c)	3,918,560	0.1%

Coronet Cyber Security Ltd. (Information Technology) (Israel)(a),(d),*	02/03/2023	(c)	3,957,000	0.1%

DETZ Co-Investment Aggregator, L.P. (Financials)(a),*	12/08/2021	(c)	16,697,605	0.6%

Diamond LS I LP (Financials)(a),*	12/28/2016	(c)	1,936,595	0.1%

Digital Bridge Small Cell Holdings, LLC (Information Technology)(a),(d),*	11/06/2015	31	454,317	0.0%

Eagle Investment Trust (Industrials) (Australia)(a),*	08/12/2021	(c)	23,790,604	0.8%

ECI 11 FP Limited (Information Technology) (United Kingdom)(a),*	06/07/2021	(c)	8,797,311	0.3%

Epsilon Topco Limited (Information Technology)(a),(d),*	10/03/2018	(c)	3,000,114	0.1%

ESCP PPG Holdings, LLC (Industrials)(a),(d),*	12/14/2016	2,171.429	0	0.0%

Fintech Collective PA1 LLC (Information Technology)(a),(b),*	12/23/2022	(c)	5,311,177	0.2%

Five Arrows Galliera Co-Invest Fund SCSp (Consumer Discretionary) (France)(a),(b),*	08/04/2022	(c)	21,154,749	0.7%

Five Arrows Spark 2023 FAPI III Co-Invest SCSp (Healthcare) (United Kingdom)(a),(b),*	07/19/2023	(c)	19,092,342	0.7%

GGV (ET) LLC (Information Technology)(a),(b),(d),*	08/08/2022	(c)	4,513,000	0.2%

Golden Aggregator, L.P. (Information Technology)*	06/28/2021	(c)	27,276,174	1.0%

H&F Flashdance Partners I, L.P. (Financials)(a),*	07/16/2018	(c)	1,397,667	0.0%

H.I.G. Pixelle Specialty Solutions Co-Investment, L.P. (Materials)(a),(b),*	07/15/2022	(c)	8,168,334	0.3%

H.I.G. TMC Co-Investors, L.P. (Industrials)(a),(b),*	02/21/2023	(c)	17,894,287	0.6%

AMG Pantheon Fund, LLC

Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Value	Percent of Net Assets**
Co-Investments (continued)

Hadron Holdings (Financials)(a),(b),*	10/16/2023	(c)	$9,664,872	0.3%

Help HP SCF Investor, LP (Information Technology)(a),*	05/12/2021	(c)	10,126,900	0.4%

Hg Athena Co-Invest L.P. (Information Technology) (United Kingdom)(a),*	03/18/2020	(c)	10,208,699	0.4%

Hg Riley Co-Invest L.P. (Information Technology)(a),(b),*	09/30/2021	(c)	10,190,834	0.4%

Hg Secular Co-Invest L.P. (Information Technology)(a),*	09/16/2020	(c)	3,610,237	0.1%

Hg Vibranium Co-Invest L.P. (Information Technology) (Sweden)(a),(b),*	06/29/2022	(c)	25,479,604	0.9%

Hg Vivaldi 2 Co-Invest L.P. (Information Technology) (Norway)(a),*	06/10/2019	(c)	6,100,485	0.2%

Hub International (Financials)(a),*	09/14/2023	(c)	35,272,000	1.2%

Hygee International SARL (Materials) (France)(a),(d),*	12/17/2020	(c)	5,706,142	0.2%

Incline A Aviation Co-Investment Fund (Industrials)(d),*	05/15/2020	(c)	1,031,880	0.0%

Incline B Aviation Aladdin Co-Investment Limited Partnership (Industrials)(a),(d),*	06/26/2018	(c)	2,429,000	0.1%

Insight RF Holdings, LLC (Information Technology)(a),*	07/03/2019	(c)	12,802,275	0.5%

ISH Co-Invest Aggregator, L.P. (Information Technology)(a),*	05/06/2021	(c)	7,088,734	0.2%

IVP XI Celestial Co-Invest LP (Industrials)(a),*	06/04/2021	(c)	6,790,775	0.2%

IVP XII DK (BLOCKED) Co-Invest, L.P. (Communication Services)(a),(b),(d),*	10/01/2021	(c)	12,550,748	0.4%

JP Co-Invest, LLC (Consumer Staples)(a),*	11/13/2018	(c)	1,292,129	0.0%

KKR Cavalry Co-Invest L.P. (Information Technology)(a),(b),*	03/22/2022	(c)	8,584,564	0.3%

Kwol Co-invest, LP (Healthcare)(a),(b),*	12/12/2023	(c)	29,906,000	1.1%

LEP Prelude Co-Invest, L.P. (Healthcare)(a),*	07/05/2017	(c)	5,109,537	0.2%

Logan Co-Invest, L.P. (Information Technology)(a),*	08/27/2020	(c)	3,381,839	0.1%

AMG Pantheon Fund, LLC

Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Value	Percent of Net Assets**
Co-Investments (continued)

N2Y (Consumer Discretionary)(a),(b),*	05/03/2023	(c)	$31,217,429	1.1%

NetSPI (Information Technology)(a),(b),*	11/01/2022	(c)	24,282,465	0.9%

Ocean Alliance III, L.P. (Communication Services) (People’s Republic of China)(a),*	09/04/2020	(c)	4,873,577	0.2%

Olive Investments Limited (Information Technology)(a),(b),*	09/01/2021	(c)	14,132,994	0.5%

Onex ISO Co-Invest LP (Financials)(a),(b),*	10/29/2021	(c)	21,063,751	0.7%

Project Alpine Co-Invest Fund, L.P. (Information Technology)(a),(b),*	06/13/2022	(c)	43,317,677	1.5%

Project Hotel California Co-Invest Fund, L.P. (Information Technology)(a),(b),*	07/29/2022	(c)	38,160,139	1.3%

PSG Government Brands II Co-Invest L.P. (Information Technology)(a),(b),*	07/30/2021	(c)	11,902,921	0.4%

PSG LM Co-Investors L.P. (Information Technology)(a),*	05/24/2016	(c)	11,476,248	0.4%

Quantum Parallel Partners VI-C(A), LP (Energy)(a),*	10/16/2015	(c)	411,555	0.0%

Quantum QEP VII Co-Investment Fund, L.P. (Energy)(a),*	08/30/2018	(c)	1,539,868	0.1%

RCP Artemis Co-Invest LP (Financials)(a),*	08/01/2019	(c)	15,625,806	0.6%

RL Co-investor Aggregator II L.P. (Communication Services)(a),(b),*	03/04/2022	(c)	29,482,280	1.0%

Roark Capital Partners II Sidecar LP (Consumer Discretionary)(a),*	11/26/2018	(c)	9,192,887	0.3%

SDA Investors Group, LLC - Class A (Healthcare)(a),(d),*	08/03/2017	(c)	1,970,709	0.1%

SDA Investors Group, LLC - Series A Pref (Healthcare)(a),(d),*	03/26/2019	(c)	1,243,355	0.0%

Sequoia Financial Group (Financials)(a),(b),*	10/28/2022	(c)	28,148,781	1.0%

SignalFire Opportunities Fund, L.P. (Healthcare)(a),(b),*	04/08/2022	(c)	4,927,889	0.2%

SignalFire Opportunities Fund, L.P. - Series 11 (Financials)(a),(b),*	12/10/2021	(c)	5,038,737	0.2%

AMG Pantheon Fund, LLC

Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Value	Percent of Net Assets**
Co-Investments (continued)

SKCP V Sirona Co-Invest, L.P. (Healthcare) (France)(a),(b),*	12/16/2021	(c)	$17,371,656	0.6%

SYFS Co-INVEST, LLC (Healthcare)(a),*	09/01/2017	(c)	142,764	0.0%

T-VI Co-Invest-A (Financials)(a),*	08/12/2015	(c)	2,807,224	0.1%

T-VII Mitchell/Genex Co-Invest, L.P. (Healthcare)(a),*	06/28/2018	(c)	5,580,128	0.2%

TCP DJR Co-Invest, L.P (Energy)(a),*	11/20/2018	(c)	2,870,626	0.1%

TKC Investment Holdings, LLC (Consumer Discretionary)(a),*	10/12/2016	(c)	2,462,888	0.1%

TPG Clarinet Co-Invest, LP (Consumer Discretionary) (Australia)(a),*	02/26/2019	(c)	7,848,755	0.3%

TPG Growth V Amplifier CI, L.P. (Healthcare)(b),*	02/10/2022	(c)	23,082,761	0.8%

TPG Growth V Deacon, L.P. (Information Technology)(a),(b),*	11/20/2023	(c)	21,815,000	0.8%

TPG Growth V Melody CI, Limited Partnership (Communication Services) (Italy)(a),(b),*	07/18/2022	(c)	30,586,045	1.1%

TPG VII Renown Co-Invest I, L.P. (Consumer Stationary)(a),*	05/09/2018	(c)	424,200	0.0%

TVG-I-E-AEG Holdings (Consumer Discretionary)(a),*	01/27/2017	(c)	2,072,993	0.1%

Verdane Co-Invest Papirfly AB (Information Technology) (Norway)(a),(b),*	03/30/2022	(c)	6,101,265	0.2%

Vistria AP Investment LLC (Consumer Discretionary)(a),(d),*	12/12/2019	(c)	5,439,891	0.2%

WP Triton Investment, L.P. (Communication Services) (United Kingdom)(a),*	12/10/2019	(c)	1,468,333	0.1%

WP-LH Co-Invest, L.P. (Consumer Discretionary)(a),*	06/25/2015	(c)	522,294	0.0%

Total Co-Investments			981,952,999	34.6%

Primary Private Investment Funds

Abry Advanced Securities Fund IV, L.P.*	02/19/2019	(c)	3,075,162	0.1%

Accel Leaders Fund IV, L.P.(a),(b),*	06/05/2023	(c)	2,236,696	0.1%

Banc Fund IX L.P.(a),*	01/19/2016	(c)	122,193	0.0%

Base10 Advancement Initiative II(a),(b),*	01/06/2023	(c)	1,489,653	0.1%

AMG Pantheon Fund, LLC

Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Value	Percent of Net Assets**
Primary Private Investment Funds (continued)

Battery Ventures Select Fund II, L.P.(a),(b),*	03/09/2022	(c)	$1,409,113	0.1%

Battery Ventures XIV, L.P.(a),(b),*	07/20/2022	(c)	2,235,064	0.1%

BC European Capital XI (United Kingdom)(a),(b),*	02/25/2022	(c)	18,261,530	0.6%

BroadRiver III, L.P.(a),*	03/27/2018	(c)	2,917,284	0.1%

Calera Capital Partners V L.P.*	04/25/2016	(c)	72,404	0.0%

Craft Ventures Growth II(a),(b),*	05/31/2023	(c)	1,506,398	0.1%

Five Arrows Principal Investments IV SCSp (United Kingdom)(a),(b),*	06/17/2022	(c)	6,628,066	0.2%

Forbion Capital Fund VI (Netherlands)(a),(b),*	03/01/2023	(c)	1,093,641	0.0%

GSO Capital Opportunities Fund III, L.P.*	09/22/2016	(c)	411,688	0.0%

H&F Arrow 2, L.P.(a),*	08/28/2020	(c)	300,432	0.0%

HGGC Fund IV(a),(b),*	12/03/2021	(c)	19,091,820	0.7%

HIG Middle Market LBO Fund IV(a),(b),*	05/11/2023	(c)	864,873	0.0%

Incline Aviation Fund II(d),*	05/07/2021	(c)	6,943,687	0.2%

Incline Aviation I(d),*	03/09/2017	(c)	1,197,008	0.0%

Main Post Growth Capital III(a),(b),*	10/25/2023	(c)	0	0.0%

NEA 18 Venture Growth Equity, L.P.(a),(b),*	02/08/2023	(c)	2,707,846	0.1%

New Enterprise Associates 18, L.P.(a),(b),*	02/08/2023	(c)	2,277,061	0.1%

Norvestor IX (Norway)(a),(b),*	04/20/2023	(c)	222,857	0.0%

PSG Encore-A L.P.(a),(b),*	03/23/2022	(c)	8,283,554	0.3%

Redpoint IX(a),(b),*	10/03/2022	(c)	1,517,301	0.1%

SignalFire Breakout Fund III, L.P.(a),(b),*	01/31/2022	(c)	5,428,759	0.2%

SignalFire Fund IV, L.P.(a),(b),*	01/31/2022	(c)	2,014,201	0.1%

SignalFire XIR Fund, L.P.(a),(b),*	01/31/2022	(c)	4,182,863	0.1%

SK Capital Partners VI(a),(b),*	09/22/2023	(c)	6,875,641	0.2%

TPG Growth V, L.P.(b),*	09/17/2021	(c)	27,283,119	1.0%

Valeas Capital Partners Fund I(a),(b),*	02/27/2023	(c)	21,210,349	0.8%

Total Primary Private Investment Funds			151,860,263	5.4%

AMG Pantheon Fund, LLC

Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Value	Percent of Net Assets**
Secondary Private Investment Funds

3i Venice SCSp (United Kingdom)*	01/15/2020	(c)	$15,210,531	0.5%

A&M Capital Europe, SCSp (Spain)(a),(b),*	12/29/2023	(c)	10,520,210	0.4%

Abry Advanced Securities Fund III, L.P.(a),*	03/31/2021	(c)	4,009,730	0.1%

ABRY Heritage Partners, L.P.(e),*	03/31/2021	(c)	317,977	0.0%

ABRY Partners IX, L.P.(e),*	03/31/2021	(c)	2,291,581	0.1%

ABRY Partners VI, L.P.(a),(e),*	03/31/2021	(c)	11,804	0.0%

ABRY Partners VII, L.P.(a),(e),*	03/31/2021	(c)	309,124	0.0%

ABRY Partners VIII, L.P.(a),(e),*	03/31/2021	(c)	315,146	0.0%

ABRY Senior Equity III, L.P.(a),(e),*	03/31/2021	(c)	6,319	0.0%

ABRY Senior Equity IV, L.P.(e),*	03/31/2021	(c)	153,461	0.0%

ABRY Senior Equity V, L.P.(e),*	03/31/2021	(c)	1,765,686	0.1%

ACON Equity Partners 3.5, L.P.(a),(e),*	01/12/2022	(c)	2,699,271	0.1%

ACON Equity Partners IV, L.P.(a),(e),*	01/04/2022	(c)	6,233,449	0.2%

ACP Investment Fund II, L.P.(e),*	06/30/2023	(c)	9,769,648	0.3%

Allegro Private Equity Fund II, L.P. (Australia)*	03/04/2020	(c)	1,180,771	0.0%

Alpine Investors Apex CV-A, LP(a),(b)	10/20/2023	(c)	37,218,249	1.3%

Alpine Investors TEAM CV Feeder, LLC(a),*	12/17/2020	(c)	7,484,608	0.3%

Altamont Capital Partners III, L.P.(a),(e),*	06/30/2023	(c)	67,610,800	2.4%

Altor Fund III Ltd. Partnership (Sweden)(e),*	04/07/2022	(c)	844,329	0.0%

Altor Fund IV AB (Sweden)(b),*	04/08/2022	(c)	2,651,766	0.1%

Altor Fund V AB (Sweden)(b),*	04/08/2022	(c)	5,338,530	0.2%

Antin Infrastructure Partners III-B SCSp (Spain)(a),*	11/04/2020	(c)	3,672,986	0.1%

Apax France VIII-A FCPR (France)(a),*	01/22/2019	(c)	925,217	0.0%

Archer Capital GF Trust 2B (Australia)(a),*	03/04/2020	(c)	1,214,725	0.0%

Archer Capital Trust 5B (Australia)*	03/04/2020	(c)	410,060	0.0%

Ares Corporate Opportunities Fund IV, L.P.*	04/13/2017	(c)	433,278	0.0%

AMG Pantheon Fund, LLC

Schedule of Investments (continued)

	Initial
	Acquisition			Percent of Net
	Date	Shares	Value	Assets**
Secondary Private Investment Funds (continued)

August Equity Partners IV Executives Partnership LP (United Kingdom)(a),(b),*	12/29/2023	(c)	$7,188,767	0.3%

Aztiq Fund I(a),*	05/13/2019	(c)	9,443,480	0.3%

Base10 Partners I, L.P.(a),(b),*	08/03/2022	(c)	6,320,156	0.2%

Berkshire Fund IX Coinvestment Fund L.P.(a),(e),*	04/08/2022	(c)	1,797,912	0.1%

Berkshire Fund IX, L.P.(e),*	09/03/2021	(c)	6,483,869	0.2%

Berkshire Fund VI L.P.(a),(b),*	04/08/2022	(c)	1,232,895	0.0%

Berkshire Fund VII, L.P.(a),(b),*	04/08/2022	(c)	184,314	0.0%

Berkshire Fund VIII L.P.(a),(b),*	04/08/2022	(c)	2,316,929	0.1%

Berkshire Fund X-A, L.P.(b),*	11/16/2021	(c)	1,236,919	0.0%

Blackstone Capital Partners VI(e),*	04/07/2022	(c)	220,786	0.0%

Bridgepoint Europe IV ‘A’ LP (United Kingdom)(a),(b),*	12/29/2023	(c)	138,838	0.0%

CapVest Strategic Opportunities 2 SCSp (United Kingdom)(a),*	12/01/2020	(c)	5,506,887	0.2%

Carlyle Global Infrastructure Opportunity Fund, L.P.(e),*	04/21/2022	(c)	13,004,575	0.5%

Carlyle Renewable and Sustainable Energy Fund II(a),(b),*	11/29/2022	(c)	333,807	0.0%

CBPE Capital Fund IX B, L.P. (United Kingdom)(a),*	12/31/2020	(c)	4,307,834	0.2%

CD&R Value Building Partners I, L.P.(b),*	12/17/2021	(c)	44,344,159	1.6%

CIVC SIB CF, L.P. (Canada)(a),(b),*	05/03/2023	(c)	28,965,201	1.0%

Clearlake Capital Partners VII (Offshore), LP(a),(b),*	12/29/2023	(c)	4,396,383	0.2%

Clearview Capital Fund III, L.P.(a),(b),*	04/07/2022	(c)	1,468,858	0.1%

Clearview Capital Fund IV, L.P.(b),*	04/08/2022	(c)	6,867,896	0.2%

Clearview Capital Mezzanine Fund I, L.P.(b),*	04/08/2022	(c)	795,689	0.0%

Clearview Capital V(a),(b),*	05/19/2023	(c)	418,813	0.0%

DPE Continuation Fund I (Germany)(b),*	10/12/2022	(c)	45,848,830	1.6%

ECP Calpine Continuation Fund, LP(b),*	07/05/2022	(c)	39,456,354	1.4%

AMG Pantheon Fund, LLC

Schedule of Investments (continued)

	Initial
	Acquisition			Percent of Net
	Date	Shares	Value	Assets**
Secondary Private Investment Funds (continued)

EQT IX (No.2) EUR SCSP (Sweden)(a),(b),*	12/29/2023	(c)	$30,485,166	1.1%

EQT VII (No.1) LP (Denmark)(a),(b),*	12/29/2023	(c)	11,600,725	0.4%

EQT VIII (No.1) SCSP(a),(b),*	12/29/2023	(c)	20,755,162	0.7%

Ergon svt Long Term Value Fund SCSp (Germany)(a),*	02/24/2021	(c)	5,555,281	0.2%

ESO Fund VII SCSp SICAV-RAIF (United Kingdom)(a),(b),*	09/01/2021	(c)	6,909,444	0.2%

Francisco Partners III, L.P.(a),*	01/05/2015	(c)	82,490	0.0%

Genstar Capital Partners X L.P.(a),(b),*	12/29/2023	(c)	4,104,621	0.2%

GHO Capital Vanquish LP (United Kingdom)(a),(b),*	05/22/2023	(c)	43,242,600	1.5%

GIP Aquarius Fund, SCSp (Brazil)(b),*	10/19/2021	(c)	12,797,861	0.5%

Global Infrastructure Partners II (United Kingdom)(b),*	12/30/2022	(c)	8,585,698	0.3%

Global Infrastructure Partners III(b),*	12/30/2022	(c)	1,930,784	0.1%

Graham Partners OptConnect Continuation Fund Parallel(a),(b),*	12/20/2022	(c)	37,803,400	1.3%

Greenbriar Equity Fund III, L.P.(a),(e),*	03/31/2021	(c)	458,430	0.0%

Gryphon Partners VI-A, L.P.(a),(b),*	12/29/2023	(c)	11,776,945	0.4%

Hellman & Friedman Capital Partners VII, L.P.*	10/01/2019	(c)	167,703	0.0%

Hosen FCV I, L.P. (Australia)(a),(b),*	04/13/2022	(c)	28,531,425	1.0%

Housatonic Equity Investors V, L.P.(e),*	04/07/2022	(c)	1,422,558	0.1%

Housatonic Equity Investors VI, L.P.(e),*	04/07/2022	(c)	10,585,158	0.4%

Icon Partners III, L.P.*	05/10/2021	(c)	6,121,831	0.2%

Icon Partners IV, L.P.*	05/24/2021	(c)	16,034,198	0.6%

Idinvest Growth Secondary SLP (France)(a),*	05/21/2020	(c)	5,570,376	0.2%

Industrial Opportunity Partners II(a),(b),*	04/01/2022	(c)	224,132	0.0%

Industrial Opportunity Partners III(a),(b),*	04/01/2022	(c)	7,364,579	0.3%

Industrial Opportunity Partners IV, L.P.(a),(b),*	05/06/2022	(c)	1,083,479	0.0%

AMG Pantheon Fund, LLC

Schedule of Investments (continued)

	Initial
	Acquisition			Percent of Net
	Date	Shares	Value	Assets**
Secondary Private Investment Funds (continued)

Insight Venture Partners Growth-Buyout Coinvestment Fund, L.P.(a),(e),*	03/31/2023	(c)	$34,837,099	1.2%

Insight Venture Partners IX, L.P.(e),*	03/31/2023	(c)	38,058,734	1.3%

Insight Venture Partners IX, L.P.*	01/02/2020	(c)	6,845,377	0.2%

Insight Venture Partners X, L.P.(b),*	03/31/2023	(c)	46,369,966	1.6%

Insight Venture Partners XI, L.P.(a),(e),*	03/31/2023	(c)	25,680,473	0.9%

Insight Ventures Partners (Cayman) X, L.P.(b),*	01/04/2022	(c)	14,544,834	0.5%

KKR Mezzanine Partners I L.P.(b),*	04/07/2022	(c)	613,063	0.0%

LEP Opportunities I, L.P.(a),*	06/30/2021	(c)	16,158,140	0.6%

Linden Opportunities Fund, L.P.(a),(b),*	09/01/2022	(c)	25,316,844	0.9%

Marwyn Value Investors II Co-Invest (Spain)(a),(b),*	04/01/2022	(c)	211,217	0.0%

Marwyn Value Investors II L.P. (Spain)(a),(b),*	04/01/2022	(c)	589,879	0.0%

MC Private Equity Partners I-A LP(a),(e),*	03/31/2021	(c)	5,183,951	0.2%

Medicxi Secondary I, L.P. (United Kingdom)(a),*	09/21/2020	(c)	4,603,299	0.2%

MIC Capital Partners III Parallel (Cayman) LP(a),*	04/14/2021	(c)	4,124,932	0.2%

Nordic Capital CF1 Alpha, L.P. (Norway)(a),*	03/11/2022	(c)	19,215,034	0.7%

North Haven Capital Partners CV-A LP(a),(b),*	11/15/2021	(c)	21,280,511	0.8%

Oakley Capital Guinness B1 SCSp (Germany)(a),(b),*	06/09/2023	(c)	44,903,249	1.6%

Oaktree Special Situations Fund, L.P.(e),*	04/07/2022	(c)	1,221,091	0.0%

One Equity Partners VI, L.P.(b),*	04/08/2022	(c)	1,316,814	0.1%

PAI Strategic Partnerships SCSp (United Kingdom)(a),*	12/10/2019	(c)	9,108,139	0.3%

Pegasus WSJLL Fund, L.P.(a),(b),*	12/14/2021	(c)	22,379,979	0.8%

Pennantpark Senior Credit Fund Cayman Levered Feeder, LP*	06/29/2021	(c)	9,060,132	0.3%

Portobello Capital Fondo IV, FCR (Spain)(a),(b),*	12/29/2023	(c)	8,296,265	0.3%

AMG Pantheon Fund, LLC

Schedule of Investments (continued)

	Initial
	Acquisition			Percent of Net
	Date	Shares	Value	Assets**
Secondary Private Investment Funds (continued)

Portobello Fondo III, FCR (Spain)(a),(b),*	12/29/2023	(c)	$6,988,885	0.3%

Providence Equity Partners VI, L.P.(a),*	12/12/2014	(c)	7,145	0.0%

PSC III G, L.P. (United Kingdom)(a),(b),*	04/04/2022	(c)	4,630,765	0.2%

RL Co-investor Aggregator L.P.(a),(b),*	05/16/2022	(c)	13,502,534	0.5%

Roark Capital Partners CF LP(b),*	08/26/2022	(c)	28,758,141	1.0%

RREF I SPV, L.P.(b),*	05/13/2022	(c)	6,676,255	0.2%

Samson Brunello 2, L.P.(a),*	02/19/2021	(c)	304,056	0.0%

Samson Hockey 2, L.P.(a),*	12/23/2020	(c)	183,437	0.0%

Samson Shield 2, L.P.(a),*	12/23/2020	(c)	513,418	0.0%

SGP II CF Feeder, L.P.(a),(b),*	08/12/2022	(c)	27,921,812	1.0%

ShiftKey(a),(b),*	11/25/2022	(c)	22,876,104	0.8%

Silver Lake Partners V, L.P.(b),*	01/04/2022	(c)	12,832,359	0.5%

Silver Oak Services Fund IV, L.P.(a),(e),*	04/07/2022	(c)	5,065,275	0.2%

Siris Partners II, L.P.(a),(b),*	04/01/2022	(c)	117,312	0.0%

Siris Partners III, L.P.(b),*	04/01/2022	(c)	2,296,887	0.1%

Siris Partners III, L.P.(b),*	04/01/2022	(c)	6,139,853	0.2%

Siris Partners IV, L.P.(b),*	04/01/2022	(c)	3,306,871	0.1%

Solace Capital Special Situations Fund, L.P.(a),(b),*	08/06/2021	(c)	15,902,550	0.6%

Tene GPL Limited Partnership (Israel)(a),*	06/23/2021	(c)	33,463,530	1.2%

Thomas H. Lee Equity Fund VIII, L.P.(e),*	04/01/2022	(c)	100,472	0.0%

TiaraMed LP (Romania)(a),(b),*	10/15/2021	(c)	14,731,102	0.5%

TowerBrook Investors V (892), L.P.(a),(b),*	12/29/2023	(c)	11,357,439	0.4%

TPG Asia V, L.P.(b),*	01/12/2022	(c)	297,162	0.0%

TPG Asia VI, L.P.(b),*	01/12/2022	(c)	4,862,956	0.2%

TPG Growth Gator GenPar II, L.P.(a),*	12/23/2019	(c)	3,663,137	0.1%

TPG Partners V, L.P.(a),*	10/31/2015	(c)	89	0.0%

TPG Partners VI, L.P.(e),*	01/12/2022	(c)	156,599	0.0%

TPG Partners VI, L.P.*	10/31/2015	(c)	16,034	0.0%

AMG Pantheon Fund, LLC

Schedule of Investments (continued)

	Initial
	Acquisition			Percent of Net
	Date	Shares	Value	Assets**
Secondary Private Investment Funds (continued)

TPG Partners VII, L.P.(e),*	01/12/2022	(c)	$2,029,994	0.1%

TPG Partners VIII, L.P(e),*	01/12/2022	(c)	5,900,755	0.2%

Warburg Pincus Private Equity XII, L.P.(e),*	01/12/2022	(c)	3,649,801	0.1%

Warburg Pincus Private Equity XII, L.P.(b),*	09/30/2021	(c)	4,290,527	0.2%

Water Street Orion Fund, L.P.(a),(b),*	10/13/2021	(c)	21,325,000	0.8%

West Street Global Infrastructure Partners III, L.P.(a),(e),*	04/21/2022	(c)	9,182,489	0.3%

West Street Infrastructure Partners IV (GSIP)(a),(e),*	09/08/2022	(c)	980,225	0.0%

Wynnchurch Capital Partners V, L.P.(a),(b),*	12/29/2023	(c)	5,709,229	0.2%

Total Secondary Private Investment Funds			1,327,732,674	46.8%

Common Stock

Crescent Point Energy Corp.(a)		3,301	22,876	0.0%

Udemy, Inc.(a),(e)		122	1,797	0.0%

Total Common Stock			24,673	0.0%

Short-Term Investments

Other Investment Companies

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 5.32%(1)		415,097,763	415,097,763	14.6%

Total Investments (cost $2,375,422,379)			2,876,668,372	101.4%

Other Assets, less Liabilities			(40,703,135)	(1.4%)

Net Assets			$2,835,965,237	100.0%

Cost of Investments by asset type is as follows:

Co-Investments	$751,388,728

Primary Private Investment Funds	134,252,719

Secondary Private Investment Funds	1,074,662,275

Common Stock	20,894

Short-Term Investments	415,097,763

Total	$2,375,422,379

AMG Pantheon Fund, LLC

Schedule of Investments (continued)

(a)	Non-income producing.
(b)	Investment is held by AMG Pantheon Lead Fund, LLC (the “Lead Fund”), a wholly-owned subsidiary of AMG Pantheon Master Fund, LLC (the “Master Fund”).
(c)	Investment does not issue shares.
(d)	The investment’s value was determined using significant unobservable inputs.
(e)	Investment is held by AMG Pantheon Subsidiary Fund, LLC (the “Corporate Subsidiary”), a wholly-owned subsidiary of the Master Fund.
(1)	Yield shown represents the December 31, 2023, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
*

Investment is issued in a private placement offering and is restricted to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Initial Acquisition Date as shown in the Consolidated Schedule of Investments. As of December 31, 2023, the aggregate cost of each investment restricted to resale was $23,888,253, $0, $1,204,726, $2,660,401, $3,335,836, $10,829,540, $3,924,009, $11,466,453, $2,141,549, $25,049,556, $4,245,077, $5,159,391, $15,022,158, $16,379,406, $1,295,640, $4,108,705, $14,077,320, $501,598, $212,427, $7,206,199, $7,411,756, $1,783,591, $2,174,345, $5,120,000, $17,662,814, $18,953,516, $5,072,978, $15,000,000, $636,693, $8,105,938, $14,265,651, $9,760,221, $7,799,538, $4,677,399, $7,857,364, $3,033,908, $20,389,205, $1,933,218, $35,020,279, $4,760,163, $630,216, $2,276,020, $3,376,573, $5,588,918, $8,429,116, $14,975,392, $2,231,184, $7,337,233, $29,932,910, $1,849,814, $3,767,531, $29,682,491, $18,819,714, $3,520,819, $9,698,069, $19,692,078, $38,899,491, $34,534,744, $12,195,173, $1,177,003, $116,344, $1,396,488, $3,894,079, $26,203,614, $4,658,503, $3,730,626, $1,378,795, $23,219,841, $4,977,228, $5,109,869, $15,545,559, $2,972,962, $196,441, $2,312,991, $3,580,311, $1,551, $0, $10,122,166, $22,202,111, $15,115,127, $1,435,839, $434,236, $5,724,953, $1,881,126, $2,239,616, $197,042, $3,096,971, $2,250,000, $111,003, $2,208,247, $1,426,360, $2,676,472, $16,153,558, $2,735,375, $58,081, $1,832,026, $6,430,692, $1,262,675, $530,573, $138,779, $16,410,747, $1,361,880, $6,535,501, $1,134,439, $38,543, $4,057,379, $2,423,490, $229,086, $8,231,790, $1,505,900, $5,423,456, $2,290,323, $4,375,000, $5,656,161, $22,342,607, $11,325,605, $4,417,453, $9,605,342, $3,120,467, $202,568, $1,565,421, $21,716, $371,458, $585,582, $33,618, $203,218, $1,322,485, $1,887,221, $4,075,482, $11,856,447, $2,104,613, $37,340,555, $3,845,214, $60,568,205, $1,116,360, $3,014,295, $5,409,706, $3,086,665, $624,025, $764,592, $798,345, $1,190,055, $5,848,517, $3,529,778, $4,696,531, $2,918,506, $6,228,153, $1,072,944, $184,445, $1,855,324, $1,227,011, $287,977, $56,742, $3,637,885, $9,685,936, $299,332, $3,708,124, $34,824,911, $24,326,278, $3,509,686, $1,336,230, $6,875,476, $768,444, $470,742, $34,532,368, $27,556,719, $28,336,566, $10,224,347, $17,756,878, $4,700,078, $3,905,491, $89,384, $3,553,867, $38,857,965, $11,193,160, $6,747,472, $1,797,034, $31,720,586, $1,279,407, $8,599,064, $801,824, $22,817,353, $1,395,488, $8,808,237, $8,772,132, $15,483,396, $2,237,398, $119,737, $6,446,148, $963,560, $24,843,305, $25,179,674, $4,762,328, $26,490,143, $18,351,939, $15,100,413, $100,499, $12,963,803, $25,440,688, $199,191, $465,213, $3,194,449, $3,943,984, $4,194,275, $21,334,587, $10,700,185, $39,043,321, $1,294,690, $1,359,905, $4,888,401, $19,039,729, $9,444,860, $7,195,030, $5,453,578, $94,966, $5,155,969, $12,466,581, $21,118,051, $3,036,602, $99,631, $100,455, $445,831, $22,227,356, $20,151,943, $15,955,840, $4,722,458, $442,218, $2,228,540, $6,036,135, $2,846,542, $9,128,978, $8,649,185, $116,910, $10,020,501, $10,916,975, $409,766, $4,767,172, $2,523,584, $34,262, $59,782, $349,945, $3,065,682, $5,111,850, $3,896,305, $4,845,552, $17,957,094, $10,051,099, $963,506 and $4,505,080, respectively, totaling $1,960,303,722.

**	The percentage of net assets presented within the Consolidated Schedule of Investments are rounded to one decimal. Therefore, investments shown as 0.0% are less than 0.05% of net assets.

AMG Pantheon Fund, LLC

Schedule of Investments (continued)

The country allocation in the Consolidated Schedule of Investments at December 31, 2023, was as follows:

% of Total
Country	Investments
Australia	2.2
Belgium	0.6
Brazil	0.4
Canada	1.0
Denmark	0.4
France	2.2
Germany	4.7
Israel	1.3
Italy	1.1
Netherlands	0.4
Norway	1.1
People’s Republic of China	0.2
Romania	0.5
Spain	1.1
Sweden	2.3
United Kingdom	6.0
United States	74.5

100.0

AMG Pantheon Fund, LLC

Notes to Schedule of Investments

December 31, 2023 (unaudited)

AMG Pantheon Fund, LLC (the “Fund”) records its investment in the Master Fund at value based on the net asset value per Unit of the Master Fund. Valuation policies for securities held by the Master Fund are discussed below.

The following table summarizes the inputs used to value the Master Fund’s investments by the fair value hierarchy levels as of December 31, 2023:

	Level 1	Level 2	Level 3	Investments Valued at NAV	Total
Investments

Co-Investments	—	—	$51,349,136	$930,603,863	$981,952,999

Primary Private Investment Funds	—	—	8,140,695	143,719,568	151,860,263

Secondary Private Investment Funds	—	—	—	1,327,732,674	1,327,732,674

Common Stock	$24,673	—	—	—	24,673

Short-Term Investments

Other Investment Companies	415,097,763	—	—	—	415,097,763

Total Investments	$415,122,436	—	$59,489,831	$2,402,056,105	$2,876,668,372

The reconciliation of Level 3 investments is presented when the Master Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Co-Investments	Primary Private Investment Funds	Secondary Private Investment Funds	Total
Balance as of March 31, 2023	$68,996,289	$6,952,000	$—	$75,948,289

Purchases	2,683,313	1,054,865	—	3,738,178

Sales & Distributions	(1,071,583)	(416,526)	—	(1,488,109)

Transfers into Level 3	—	—	—	—

Transfers out of Level 3	(22,510,000)	—	—	(22,510,000)

Net realized gain	547,247	79,702	—	626,949

Net change in unrealized appreciation/depreciation	2,703,870	470,654	—	3,174,524

Balance as of December 31, 2023	$51,349,136	$8,140,695	$—	$59,489,831

Net change in unrealized appreciation/depreciation on investments held at December 31, 2023	$2,703,870	$470,654	$—	$3,174,524

AMG Pantheon Fund, LLC

Notes to Schedule of Investments (continued)

For the period ended December 31, 2023, transfers out of Level 3 were due to increased price transparency.

The following table summarizes the quantitative inputs and assumptions used for items categorized in Level 3 of the fair value hierarchy as of December 31, 2023. The table below is not intended to be all inclusive, but rather provides information on the significant Level 3 inputs as they relate to the Master Fund’s fair value measurements:

	Quantitative Information about Level 3 Fair Value Measurements					Impact to Valuation from an Increase in Input (a)
	Fair Value as of December 31, 2023	Valuation Technique(s)	Unobservable Input(s)	Range	Average
Co-Investments	$13,604,420	Recent Round of Financing	Recent round of financing/ expected sale	N/A	N/A	Increase

Co-Investments		Market Comparables	Public Company Multiples:

	6,275,374		Revenue	13.50x-13.50x	13.50x	Increase

	11,124,759		EBITDA	7.70x-24.45x	15.30x	Increase

Co-Investments	8,653,955	Guideline Transaction Multiples	EBITDA	10.00x-16.25x	13.93x	Increase

Co-Investments	11,690,628	Discounted Cash Flows	Discount Rate	7.8%-20.0%	15.0%	Decrease

			Terminal Value	15.50x-18.00x	16.04x	Increase

			Terminal Growth Rate	10.0%-10.3%	10.2%	Increase

Primary Private Investment Funds	8,140,695	Discounted Cash Flows	Discount Rate	8.5%-9.5%	8.6%	Decrease

Total	$59,489,831

(a)

Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

EBITDA Earnings before interest, taxes, depreciation and amortization

FAIR VALUE MEASUREMENTS

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Equity securities traded on an international securities exchange and equity securities traded on NASDAQ or in a U.S. or non-U.S. over-the-counter market are valued at the market’s official closing price, or, if there are

AMG Pantheon Fund, LLC

Notes to Schedule of Investments (continued)

no trades on the applicable date, at the last quoted bid price. In addition, if the applicable market does not offer an official closing price or if the official closing price is not representative of the overall market, equity securities traded on an international securities exchange and equity securities traded in a non-U.S. over-the-counter market are valued at the last quoted sales price. The Master Fund’s listed equity investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services.

Short-term debt obligations (debt obligations with maturities of one year or less at the time of issuance) that have 60 days or less remaining until maturity will be valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

For direct investments and certain co-investments in portfolio companies, the Master Fund primarily uses the market or income approach to estimate the fair value of private investments. The market approach utilizes prices and other relevant information generated by market transactions, type of security, size of the position, degree of liquidity, restrictions on the disposition, latest round of financing data, current financial position and operating results, among other factors.

Private equity investments, including primary and secondary investments in private equity, infrastructure and other private asset funds (“Investment Funds”) and certain co-investments are generally based on the valuations provided by the general partners or managers of underlying fund investments as of the date investments are valued. If a valuation provided by general partners or managers of the underlying fund investments is not available as of the date investments are valued, the Master Fund will value the Investment Fund or co-investment using the latest valuation provided by the general partners or managers of the underlying fund investments adjusted for transaction and market activity, if applicable. Additionally, the Master Fund may utilize independent valuation firms to provide third-party valuation consulting services. The valuations provided by the general partners or managers typically reflect the fair value of the Master Fund’s capital account balance of each Investment Fund, including unrealized gains and losses, as reported in the financial reports or statements of the respective Investment Fund. The Valuation Committee of the Investment Manager reviews the capital account balances and may adjust the value of each Master Fund investment.

The values assigned to investments that are fair valued are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board is presented with monthly reports summarizing fair value activity and quarterly reports summarizing fair value activity, material fair value matters that occurred during the quarter and outstanding securities fair valued by the Master Fund. Additionally, the

AMG Pantheon Fund, LLC

Notes to Schedule of Investments (continued)

Board is presented with an annual report that assesses the adequacy and effectiveness of the Investment Manager’s process for determining the fair value of the Master Fund’s investments.

Accounting principles generally accepted in the United States of America (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Master Fund. Unobservable inputs reflect the Master Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., listed equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Master Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

INVESTMENTS IN PRIVATE EQUITY AND INVESTMENT FUNDS

Private equity investments are typically made in non-public companies through privately negotiated transactions. Private equity investments may be structured using a range of financial

AMG Pantheon Fund, LLC

Notes to Schedule of Investments (continued)

instruments, including common and preferred equity, convertible securities, subordinated debt and warrants or other derivatives.

Investment Funds, often organized as limited partnerships, are the most common vehicles for making private equity investments. In such Investment Funds, investors usually commit to provide up to a certain amount of capital when requested by the Investment Fund’s manager or general partner. The general partner then makes private equity investments on behalf of the Investment Fund. The Investment Fund’s investments are usually realized, or “exited”, after a three- to seven-year holding period through a private sale, an initial public offering (IPO) or a recapitalization. Proceeds of such exits are then distributed to the Investment Fund’s investors. The Investment Funds themselves typically have a term of ten to twelve years. The Investment Funds in which the Master Fund invests may charge a management fee of 1.00% - 2.00% and approximately 20% of net profits as a carried interest allocation, subject to a preferred return and a claw back. Detailed information about the Investment Funds’ portfolios is not publicly available.

Some of the investments that the Investment Manager will consider with respect to the Master Fund include:

•

Primary Private Investment Funds: Primary investments (primaries) are interests or investments in newly established Investment Funds that are typically acquired by way of subscription during their fundraising period. Primary investors subscribe for interests during an initial fundraising period, and their capital commitments are then used to fund investments in a number of individual operating companies during a defined investment period. The investments of the fund are usually unknown at the time of commitment, and investors typically have little or no ability to influence the investments that are made during the fund’s life.

•

Secondary Private Investment Funds: Secondary investments (secondaries) are interests in existing private equity funds that are typically acquired from existing investors in such Investment Funds in privately negotiated transactions, typically after the end of the private equity fund’s fundraising period.

•

Direct Investments/Co-Investments: Direct investments involve acquiring (directly or indirectly) an interest in securities issued by an operating company. Co-investments represent opportunities to separately invest in specific portfolio companies that are otherwise represented in an Investment Fund. Such investments are typically made as co-investments alongside Investment Funds, and are usually structured such that the lead investor holds a controlling interest. Co-investments are typically offered to Investment Fund investors when the Investment Fund manager believes that there is an attractive investment for the Investment Fund but the total size of the potential holding exceeds the targeted size for the Investment Fund. Direct investments and co-investments, unlike

AMG Pantheon Fund, LLC

Notes to Schedule of Investments (continued)

investments in Investment Funds, generally do not bear an additional layer of fees and bear significantly reduced fees.

A listing of the Co-Investments, Primary Private Investment Funds and Secondary Private Investment Funds held by the Master Fund and their attributes, as of December 31, 2023, is shown in the table below.

Investment Category	Fair Value	Unfunded Commitments*	Remaining life**	Redemption frequency	Notice (In days)	Redemption Restrictions
Buyout (a)	$1,888,732,938	$321,849,681	1-10 years	Not Redeemable	N/A	N/A

Growth Equity (b)	335,169,764	61,113,137	1-10 years	Not Redeemable	N/A	N/A

Infrastructure (c)	98,983,660	11,435,759	4-13 years	Not Redeemable	N/A	N/A

Private Debt (d)	36,782,461	4,344,354	1-9 years	Not Redeemable	N/A	N/A

Real Assets (e)	11,601,575	5,550,314	4-8 years	Not Redeemable	N/A	N/A

Special Situations (f)	29,209,627	32,776,602	1-7 years	Not Redeemable	N/A	N/A

Venture (g)	61,065,911	84,432,089	4-12 years	Not Redeemable	N/A	N/A

Total	$2,461,545,936	$521,501,936

(a)	Funds that acquire controlling interests in companies with a view towards later selling those companies or taking them public.
(b)	Funds that invest in later-stage, pre-IPO companies.
(c)	Funds that generally invest in long-term assets that provide stable cash flows with growth initiatives.
(d)	Funds that invest in senior secured lending, mezzanine financing, as well as more opportunistic debt strategies such as distressed for control.
(e)	Private equity funds that invest in target investments in infrastructure, renewables & energy infrastructure, natural resources, and asset-backed strategies.
(f)	Particular circumstances that influence investment based on the situation, rather than its underlying fundamentals.
(g)	Investments in new and emerging companies are usually classified as venture capital.
*

As of the period ended December 31, 2023, the unfunded commitment amounts include unfunded commitments for two Primary Investment Funds in the Buyout investment category of $20,532,700, one Primary Investment Fund in the Special Situations investment category of $26,000,000 and one Primary Investment Fund in the Venture investment category of $12,500,000. The effective dates of the first capital calls are still to be determined.

**

Co-Investments do not have contractual lives and generally terminate after the underlying investment is sold. Years shown above are reflective of the remaining lives of Primary Private Investment Funds and Secondary Private Investment Funds.